Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FRANKLIN STRATEGIC SERIES
Prospectus Date	rr_ProspectusDate	Jun. 12, 2017
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary
Franklin Strategic Series FSS1-20 | Franklin Growth Opportunities Fund
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts in Class A if you and your family invest, or agree to invest in the future, at least $50,000 in Franklin Templeton funds. More information about these and other discounts is available from your financial professional and under “Your Account” on page 83 in the Fund's Prospectus and under “Buying and Selling Shares” on page 53 of the Fund’s Statement of Additional Information. In addition, more information about sales charge discounts and waivers for purchases of shares through specific intermediaries is set forth in Appendix A - Intermediary Sales Charge Discounts and Waivers to the Fund's prospectus.

Please note that the tables and examples below do not reflect any transaction fees that may be charged by financial intermediaries, or commissions that a shareholder may be required to pay directly to its financial intermediary when buying or selling Class R6 or Advisor Class shares.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 26.56% of the average value of its portfolio.

Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example reflects adjustments made to the Fund's operating expenses due to the fee waivers and/or expense reimbursements by management as described above for the 1 Year numbers only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If you do not sell your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Fund invests predominantly in equity securities of companies demonstrating accelerating growth, increasing profitability, or above-average growth or growth potential as compared with the overall economy. The Fund normally invests predominantly in equity securities, primarily to predominantly common stock.

A portion of the Fund's investments may be in smaller and midsize companies. The Fund, from time to time, may have significant positions in particular sectors, such as technology, consumer discretionary and healthcare.

The investment manager uses fundamental, "bottom-up" research to seek companies meeting its criteria of growth potential, quality and valuation. In seeking sustainable growth characteristics, the investment manager looks for companies that it believes can produce sustainable earnings and cash flow growth, evaluating the long term market opportunity and competitive structure of an industry to target leaders and emerging leaders. In assessing value, the investment manager considers whether security prices fully reflect the balance of the sustainable growth opportunities relative to business and financial risks.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money by investing in the Fund. Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government.

Market

The market values of securities or other investments owned by the Fund will go up or down, sometimes rapidly or unpredictably. The market value of a security or other investment may be reduced by market activity or other results of supply and demand unrelated to the issuer. This is a basic risk associated with all investments. When there are more sellers than buyers, prices tend to fall. Likewise, when there are more buyers than sellers, prices tend to rise.

Stock prices tend to go up and down more dramatically than those of debt securities. A slower-growth or recessionary economic environment could have an adverse effect on the prices of the various stocks held by the Fund.

Growth Style Investing

Growth stock prices reflect projections of future earnings or revenues, and can, therefore, fall dramatically if the company fails to meet those projections. Prices of these companies’ securities may be more volatile than other securities, particularly over the short term.

Focus

To the extent that the Fund focuses on particular countries, regions, industries, sectors or types of investment from time to time, the Fund may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of countries, regions, industries, sectors or investments.

Smaller and Midsize Companies

Securities issued by smaller and midsize companies may be more volatile in price than those of larger companies, involve substantial risks and should be considered speculative. Such risks may include greater sensitivity to economic conditions, less certain growth prospects, lack of depth of management and funds for growth and development, and limited or less developed product lines and markets. In addition, smaller and midsize companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans.

Management

The Fund is subject to management risk because it is an actively managed investment portfolio. The Fund's investment manager applies investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired results.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Class A shares. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at franklintempleton.com or by calling (800) DIAL BEN/342-5236.

The secondary index in the table below shows how the Fund's performance compares to a group of securities that aligns more closely with the Fund's investment strategies.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Class A shares. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) DIAL BEN/342-5236
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	franklintempleton.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Class A Annual Total Returns
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter:	Q3'10	16.91%
Worst Quarter:	Q4'08	-21.07%
As of March 31, 2017, the Fund's year-to-date return was 11.13%.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (figures reflect sales charges) For the periods ended December 31, 2016
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

No one index is representative of the Fund's portfolio.

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class A and after-tax returns for other classes will vary.

Franklin Strategic Series FSS1-20 | Franklin Growth Opportunities Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as percentage of the lower of original purchase price or sale proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Management fees	rr_ManagementFeesOverAssets	0.54%	[2]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.24%	[3]
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.03%	[3]
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.09%)	[4]
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.94%	[2],[3],[4]
1 year	rr_ExpenseExampleYear01	$ 96
3 years	rr_ExpenseExampleYear03	319
5 years	rr_ExpenseExampleYear05	560
10 years	rr_ExpenseExampleYear10	$ 1,252
2007	rr_AnnualReturn2007	20.93%
2008	rr_AnnualReturn2008	(40.08%)
2009	rr_AnnualReturn2009	43.56%
2010	rr_AnnualReturn2010	21.64%
2011	rr_AnnualReturn2011	(3.43%)
2012	rr_AnnualReturn2012	10.44%
2013	rr_AnnualReturn2013	39.65%
2014	rr_AnnualReturn2014	7.81%
2015	rr_AnnualReturn2015	5.80%
2016	rr_AnnualReturn2016	(2.94%)
Year to Date Return, Label	rr_YearToDateReturnLabel	As of March 31, 2017, the Fund's year-to-date return was 11.13%.
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.91%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.07%)
Franklin Strategic Series FSS1-20 | Franklin Growth Opportunities Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as percentage of the lower of original purchase price or sale proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management fees	rr_ManagementFeesOverAssets	0.54%	[2]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.24%	[3]
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.78%	[3]
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.09%)	[4]
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.69%	[2],[3],[4]
1 year	rr_ExpenseExampleYear01	$ 272
3 years	rr_ExpenseExampleYear03	552
5 years	rr_ExpenseExampleYear05	956
10 years	rr_ExpenseExampleYear10	2,088
1 Year	rr_ExpenseExampleNoRedemptionYear01	172
3 Years	rr_ExpenseExampleNoRedemptionYear03	552
5 Years	rr_ExpenseExampleNoRedemptionYear05	956
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,088
Franklin Strategic Series FSS1-20 | Franklin Growth Opportunities Fund | Class R
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as percentage of the lower of original purchase price or sale proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	0.54%	[2]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	0.24%	[3]
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.28%	[3]
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.09%)	[4]
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.19%	[2],[3],[4]
1 year	rr_ExpenseExampleYear01	$ 121
3 years	rr_ExpenseExampleYear03	397
5 years	rr_ExpenseExampleYear05	694
10 years	rr_ExpenseExampleYear10	$ 1,538
Franklin Strategic Series FSS1-20 | Franklin Growth Opportunities Fund | Class R6
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as percentage of the lower of original purchase price or sale proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	0.54%	[2]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.03%	[3]
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.57%	[3]
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.09%)	[4]
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.48%	[2],[3],[4]
1 year	rr_ExpenseExampleYear01	$ 49
3 years	rr_ExpenseExampleYear03	174
5 years	rr_ExpenseExampleYear05	309
10 years	rr_ExpenseExampleYear10	$ 705
Franklin Strategic Series FSS1-20 | Franklin Growth Opportunities Fund | Advisor Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as percentage of the lower of original purchase price or sale proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	0.54%	[2]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.24%	[3]
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.78%	[3]
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.09%)	[4]
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.69%	[2],[3],[4]
1 year	rr_ExpenseExampleYear01	$ 70
3 years	rr_ExpenseExampleYear03	240
5 years	rr_ExpenseExampleYear05	425
10 years	rr_ExpenseExampleYear10	$ 958
Franklin Strategic Series FSS1-20 | Franklin Growth Opportunities Fund | Return Before Taxes | Class A
Risk/Return:	rr_RiskReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Franklin Growth Opportunities Fund
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Past 1 year	rr_AverageAnnualReturnYear01	(8.53%)
Past 5 years	rr_AverageAnnualReturnYear05	9.98%
Past 10 years	rr_AverageAnnualReturnYear10	6.99%
Franklin Strategic Series FSS1-20 | Franklin Growth Opportunities Fund | Return Before Taxes | Class C
Risk/Return:	rr_RiskReturnAbstract
Past 1 year	rr_AverageAnnualReturnYear01	(4.61%)
Past 5 years	rr_AverageAnnualReturnYear05	10.49%
Past 10 years	rr_AverageAnnualReturnYear10	6.87%
Franklin Strategic Series FSS1-20 | Franklin Growth Opportunities Fund | Return Before Taxes | Class R
Risk/Return:	rr_RiskReturnAbstract
Past 1 year	rr_AverageAnnualReturnYear01	(3.20%)
Past 5 years	rr_AverageAnnualReturnYear05	11.05%
Past 10 years	rr_AverageAnnualReturnYear10	7.41%
Franklin Strategic Series FSS1-20 | Franklin Growth Opportunities Fund | Return Before Taxes | Class R6
Risk/Return:	rr_RiskReturnAbstract
Past 1 year	rr_AverageAnnualReturnYear01	(2.50%)
Past 10 years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	10.14%	[5]
Franklin Strategic Series FSS1-20 | Franklin Growth Opportunities Fund | Return Before Taxes | Advisor Class
Risk/Return:	rr_RiskReturnAbstract
Past 1 year	rr_AverageAnnualReturnYear01	(2.72%)
Past 5 years	rr_AverageAnnualReturnYear05	11.61%
Past 10 years	rr_AverageAnnualReturnYear10	7.94%
Franklin Strategic Series FSS1-20 | Franklin Growth Opportunities Fund | After Taxes on Distributions | Class A
Risk/Return:	rr_RiskReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Franklin Growth Opportunities Fund
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Past 1 year	rr_AverageAnnualReturnYear01	(8.97%)
Past 5 years	rr_AverageAnnualReturnYear05	9.44%
Past 10 years	rr_AverageAnnualReturnYear10	6.62%
Franklin Strategic Series FSS1-20 | Franklin Growth Opportunities Fund | After Taxes on Distributions and Sales | Class A
Risk/Return:	rr_RiskReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Franklin Growth Opportunities Fund
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Past 1 year	rr_AverageAnnualReturnYear01	(4.46%)
Past 5 years	rr_AverageAnnualReturnYear05	7.92%
Past 10 years	rr_AverageAnnualReturnYear10	5.67%
Franklin Strategic Series FSS1-20 | Franklin Growth Opportunities Fund | S&P 500® Index (index reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Past 1 year	rr_AverageAnnualReturnYear01	11.96%
Past 5 years	rr_AverageAnnualReturnYear05	14.65%
Past 10 years	rr_AverageAnnualReturnYear10	6.94%
Franklin Strategic Series FSS1-20 | Franklin Growth Opportunities Fund | Russell 3000® Growth Index (index reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Past 1 year	rr_AverageAnnualReturnYear01	7.39%
Past 5 years	rr_AverageAnnualReturnYear05	14.43%
Past 10 years	rr_AverageAnnualReturnYear10	8.28%

[1]	There is a 1% contingent deferred sales charge that applies to investments of $1 million or more (see "Investments of $1 Million or More" under "Choosing a Share Class") and purchases by certain retirement plans without an initial sales charge.
[2]	The investment manager has contractually agreed to waive a portion of its investment management fee to the extent necessary to limit the effective management fee rate paid by the Fund to 0.46% until August 31, 2017. The “Fee waiver and/or expense reimbursement” and “Total annual Fund operating expenses after fee waiver and/or expense reimbursement” line items have been restated to reflect the current fee waivers and/or expense reimbursements for the Fund for the upcoming fiscal year. The investment manager also has contractually agreed in advance to reduce its fees as a result of the Fund's investment in a Franklin Templeton money fund (acquired fund) for the next 12-month period. Consequently, the Fund’s “Total annual Fund operating expenses after fee waiver and/or expense reimbursement” differ from the ratio of expenses to average net assets (net of waiver and payments by affiliates) shown in the Financial Highlights. Contractual fee waiver and/or expense reimbursement agreements may not be changed or terminated during the time periods set forth above.
[3]	“Other expenses” and “Total annual Fund operating expenses” have been restated to reflect current fees and expenses as a result of the reorganization of the Franklin Flex Cap Growth Fund into the Fund, which occurred at the close of business on August 26, 2016. Consequently, the Fund’s “Total annual Fund operating expenses” differ from the ratio of expenses to average net assets shown in the Financial Highlights.
[4]	The investment manager has contractually agreed in advance to reduce its fee as a result of the Fund's investment in a Franklin Templeton money fund (acquired fund) for the next 12-month period. Contractual fee waiver and/or expense reimbursement agreements may not be changed or terminated during the time period set forth above.
[5]	Since inception May 1, 2013.